Generation Separation (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 01, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long Term Indebtedness, Less than or Equal to	$ 750.0	$ 750.0	$ 750.0
Debt Percentage of Rate Base			75.00%
Income / (loss) from discontinued operations before income tax	0.0		$ (56.3)	$ (1,338.7)
Income tax expense from discontinued operations	0.0		(15.9)	(468.4)
Net income / (loss) from discontinued operations	0.0		(40.4)	(870.3)
Transmission and Distribution [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long-term Debt, Gross					$ 750.0
Generation [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash Provided by (Used in) Operating Activities, Discontinued Operations			21.8	29.9
Cash Provided by (Used in) Investing Activities, Discontinued Operations			(3.5)	(39.0)
Disposal Group, Including Discontinued Operation, Restricted Cash					2.0
Accounts receivable, net					31.3
Disposal Group, Including Discontinued Operation, Inventory					42.0
Disposal Group, Including Discontinued Operations, Taxes Applicable to Subsequent Years					1.8
Property, plant & equipment, net					87.0
Intangible assets, net					0.7
Other assets					15.5
Total assets of the disposal group classified as held for sale in the balance sheets					180.3
Accounts payable					12.4
Disposal Group, Including Discontinued Operation, Accrued Income Tax Payable					(3.9)
Disposal Group, Including Discontinued Operations, Long-Term Debt					0.3
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities					(91.9)
Disposal Group, Including Discontinued Operation, Pension Plan Benefit Obligation					9.6
Disposal Group, Including Discontinued Operation, Accumulated Deferred Investment Tax Credit					15.1
Asset Retirement Obligation, Held for Sale					126.3
Other liabilities					24.1
Total liabilities of the disposal group classified as held for sale in the balance sheets					92.0
Disposal Group, Including Discontinued Operation, Accumulated Other Comprehensive Income (Loss), Net of Tax					2.1
Disposal Group, Including Discontinued Operation, Net Assets	$ 10.0			0.0	$ 86.2
Revenues			358.4	557.9
Cost of revenues			(191.6)	(341.1)
Disposal Group, Including Discontinued Operation, Operating and Other Expenses			(156.8)	(202.0)
Disposal Group, Including Discontinued Operation, Fixed-Asset Impairment			(66.3)	(1,353.5)
Income / (loss) from discontinued operations before income tax			(56.3)	(1,338.7)
Income tax expense from discontinued operations			(15.9)	(468.4)
Net income / (loss) from discontinued operations			(40.4)	(870.3)
Disposal Group, Including Discontinued Operation, Interest Expense			$ 0.2	$ 0.5